SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
NOTE 16:	SUBSEQUENT EVENTS

a.	In January, 2016 the Company acquired 100% of the shares of Leaders in Community Alternatives (LCA), a company providing electronic monitoring and community-based services. The acquisition amounted to approximately $3,000 not including contingent consideration subject to an earn out provisions, which derive from LCA's revenues in the years 2016, 2017 and 2018. The acquisition is accounted for as business combination.

b.	Subsequent to the balance sheet date the Company re-purchased 476 thousands of its ordinary shares for a consideration of $2,381. The repurchased shares were retired March, 2016.

c.	In March, 2016 the Company acquired 100% of Safend Ltd, a company providing encryption and data protection solutions. In consideration for the acquisition the Company will provide Safend Ltd. up to $1,500 of working capital to support its business operations through. The acquisition is accounted for as business combination.

d.	On April 18, 2016 we acquired the Assets, IP, Inventory and Receivable of PowaPOS, a division of POWA Technologies Ltd.. PowaPOS provides fully-integrated mobile and tablet-based system innovative POS platform. The assets acquisition's consideration amounted to approximately $1,135.

e.	In April, 2016 the Company signed an agreement which among others finalizes the earn-out liability in connection with the acquisition of the SmartID Division from OTI. Refer to Note 5a. for additional information.